UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21276

J.P. Morgan Fleming Series Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

JPMorgan Funds

Multi-Manager

Funds

Multi-Manager Small Cap Growth Fund

Multi-Manager Small Cap Value Fund

CONTENTS

President's Letter	1

Fund Information: Multi-Manager Small Cap Growth Fund	3

Multi-Manager Small Cap Value Fund	5

Schedule of Portfolio Investments	7

Financial Statements	32

Financial Highlights	35

Notes to Financial Statements	36

Board Review of Subadvisory Agreement	44

Trustees	46

Officers	47

Schedule of Shareholder Expenses	48

HIGHLIGHTS

•  U.S. equities experienced volatility over the six-month period

•  Interest rate increases and rising oil prices were mainstays in economic news

•  Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

•  Mid- and small-capitalization stocks were positive as opposed to their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Multi-Manager Funds

President's Letter  July 11, 2005

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Multi-Manager Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended June 30, 2005.

Markets wrestle with volatility

U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment increases, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

Index performance

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

Outlook

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe, however, that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

JPMorgan Multi-Manager Small Cap Growth Fund

As of June 30, 2005

Percentage of Total Portfolio Investments

Information Technology (24.2%)
Health Care (23.7%)
Consumer Discretionary (17.7%)
Industrials (14.4%)
Energy (6.0%)
Financials (4.6%)
Short-Term Investments (3.6%)
Consumer Staples (2.9%)
Materials (1.6%)
Telecommunication Services (0.8%)
Investment Company (0.5%)

Top Ten Equity Holdings of the Portfolio

1.	Pediatrix Medical Group, Inc. (1.6%)
2.	CACI International, Inc., Class A (1.3%)
3.	Quicksilver Resources, Inc. (1.1%)
4.	Microsemi Corp. (1.0%)
5.	Landstar System, Inc. (0.8%)
6.	Charles River Laboratories International, Inc. (0.8%)
7.	Tetra Technologies, Inc. (0.8%)
8.	Arthrocare Corp. (0.8%)
9.	Petco Animal Supplies, Inc. (0.8%)
10.	Chico's FAS, Inc. (0.8%)

Top 10 Equity holdings comprised 9.8% of the Portfolio's market value of investments ($266,418 in thousands). As of June 30, 2005, the fund held 376 equity holdings. Portfolio holdings are subject to change at any time

Total Returns as of June 30, 2005

		Average Annual Total Returns
INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION
2/28/2003	(2.18%)	2.08%	21.26%

(Unaudited)

JPMorgan Multi-Manager Small Cap Growth Fund

As of June 30, 2005

Life of Fund Performance (2/28/03 to 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in shares of the JPMorgan Multi-Manager Small Cap Growth Fund, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from February 28, 2003 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(Unaudited)

JPMorgan Multi-Manager Small Cap Value Fund

As of June 30, 2005

Percentage of Total Portfolio Investments

Financials (23.6%)
Consumer Discretionary (17.6%)
Industrials (14.4%)
Health Care (10.7%)
Information Technology (10.0%)
Energy (6.5%)
Materials (5.5%)
Utilities (5.0%)
Short-Term Investments (3.1%)
Telecommunication Services (1.3%)
Investment Company (1.1%)
Consumer Staples (1.1%)
U.S. Treasury Notes (0.1%)

Top Ten Equity Holdings of the Portfolio

1.	Flir Systems, Inc. (1.4%)
2.	Cabot Oil & Gas Corp. (1.4%)
3.	Philadelphia Consolidated Holdings Corp. (1.4%)
4.	Hovnanian Enterprises, Inc. (1.3%)
5.	Meritage Homes Corp. (1.3%)
6.	Pharmaceutical Product Development, Inc. (1.2%)
7.	Raymond James Financial, Inc. (1.1%)
8.	iShares Russell 2000 Value Index Fund (1.1%)
9.	American Healthways, Inc. (1.1%)
10.	Cooper Cos., Inc. (The) (1.1%)

Top 10 Equity holdings comprised 12.4% of the Portfolio's market value of investments ($393,817 in thousands). As of June 30, 2005, the fund held 700 equity holdings. Portfolio holdings are subject to change at any time

Total Returns as of June 30, 2005

		Average Annual Total Returns
INCEPTION DATE	6 MONTHS	1 YEAR	SINCE INCEPTION
2/28/2003	3.42%	16.38%	33.73%

(Unaudited)

JPMorgan Multi-Manager Small Cap Value Fund

As of June 30, 2005

Life of Fund Performance (2/28/03 to 06/30/05)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in shares of the JPMorgan Multi-Manager Small Cap Value Fund, Russell 2000 Value Index, and Lipper Small-Cap Value Funds Index from February 28, 2003 to June 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(Unaudited)

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - 96.2%
	Common Stocks - 96.2%
	Aerospace & Defense - 1.4%
82	Ceradyne, Inc. (a)	$1,982
35	Engineered Support Systems, Inc.	1,263
16	MTC Technologies, Inc. (a)	580
		3,825
	Air Freight & Logistics - 1.4%
40	EGL, Inc. (a)	803
39	Hub Group, Inc., Class A (a)	967
27	UTI Worldwide, Inc.	1,860
		3,630
	Airlines - 0.2%
32	ExpressJet Holdings, Inc. (a)	270
32	Pinnacle Airlines Corp. (a)	275
		545
	Auto Components - 0.3%
29	American Axle & Manufacturing Holdings, Inc.	735
	Beverages - 0.6%
34	Cott Corp. (Canada) (a)	738
9	Hansen Natural Corp. (a)	733
		1,471
	Biotechnology - 4.0%
12	Affymetrix, Inc. (a)	642
30	Alkermes, Inc. (a)	399
16	Amylin Pharmaceuticals, Inc. (a)	335
45	Charles River Laboratories International, Inc. (a)	2,181
34	Cubist Pharmaceuticals, Inc. (a)	449
20	Digene Corp. (a)	554
32	Digirad Corp. (a)	173
55	Incyte Corp. (a)	393
44	Isis Pharmaceuticals, Inc. (a)	173
58	Lifecell Corp. (a)	918
46	Maxygen, Inc. (a)	319
76	Nabi Biopharmaceuticals (a)	1,150
13	Neurocrine Biosciences, Inc. (a)	547
22	NPS Pharmaceuticals, Inc. (a)	246
17	OSI Pharmaceuticals, Inc. (a)	703
27	Telik, Inc. (a)	437
13	United Therapeutics Corp. (a)	617
26	Zymogenetics, Inc. (a)	466
		10,702
	Capital Markets - 1.1%
14	Affiliated Managers Group, Inc. (a)	970
34	Eaton Vance Corp.	803
32	Investors Financial Services Corp.	1,206
		2,979
	Chemicals - 0.6%
25	Agrium, Inc. (Canada)	484
46	Airgas, Inc.	1,123
		1,607

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Commercial Banks - 1.2%
18	East-West Bancorp, Inc.	$602
5	Mercantile Bank Corp.	226
55	Sterling Bancshares, Inc.	856
92	UCBH Holdings, Inc.	1,500
		3,184
	Commercial Services & Supplies - 5.4%
8	Advisory Board Co. (a)	385
22	CDI Corp.	471
12	Chemed Corp.	480
24	Corinthian Colleges, Inc. (a)	302
14	Corporate Executive Board Co.	1,085
22	Corrections Corp. of America (a)	882
7	CoStar Group, Inc. (a)	305
35	CRA International, Inc. (a)	1,888
118	DiamondCluster International, Inc. (a)	1,333
32	Educate, Inc. (a)	446
7	Education Management Corp. (a)	219
17	Hudson Highland Group, Inc. (a)	268
21	Huron Consulting Group, Inc. (a)	506
21	Korn/Ferry International (a)	378
64	Labor Ready, Inc. (a)	1,499
20	Laureate Education, Inc. (a)	977
2	LECG Corp. (a)	34
35	Navigant Consulting, Inc. (a)	616
10	Portfolio Recovery Associates, Inc. (a)	430
23	Waste Connections, Inc. (a)	845
39	Watson Wyatt & Co. Holdings	1,007
		14,356
	Communications Equipment - 2.3%
35	Adtran, Inc.	870
60	AudioCodes Ltd. (Israel) (a)	593
13	Avocent Corp. (a)	327
27	C-COR, Inc. (a)	188
86	Foundry Networks, Inc. (a)	744
71	Glenayre Technologies, Inc. (a)	269
76	Ixia (a)	1,468
22	Orckit Communications Ltd. (Israel) (a)	572
22	Packeteer, Inc. (a)	303
23	SafeNet, Inc. (a)	768
		6,102
	Computers & Peripherals - 1.6%
14	Avid Technology, Inc. (a)	762
58	Dot Hill Systems Corp. (a)	301
23	Hutchinson Technology, Inc. (a)	871
42	Iomega Corp. (a)	112
22	M-Systems Flash Disk Pioneers (Israel) (a)	430
167	McData Corp. (a)	666
57	Synaptics, Inc. (a)	1,223
		4,365
	Construction & Engineering - 1.5%
41	Chicago Bridge & Iron Co., N.V. (Netherlands) (N.Y. Shares)	926

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Construction & Engineering - Continued
44	Dycom Industries, Inc. (a)	$870
10	EMCOR Group, Inc. (a)	465
30	Jacobs Engineering Group, Inc. (a)	1,700
		3,961
	Distributors - 0.2%
16	Beacon Roofing Supply, Inc. (a)	418
	Diversified Financial Services - 0.3%
33	CapitalSource, Inc. (a)	645
1	International Securities Exchange (a)	20
		665
	Diversified Telecommunication Services - 0.2%
19	NeuStar, Inc. (a)	476
	Electrical Equipment - 0.9%
10	American Science & Engineering, Inc. (a)	464
23	Ametek, Inc.	973
19	Genlyte Group, Inc. (a)	916
		2,353
	Electronic Equipment & Instruments - 1.5%
45	Benchmark Electronics, Inc. (a)	1,375
39	Cognex Corp.	1,016
33	Photon Dynamics, Inc. (a)	680
34	Radisys Corp. (a)	543
64	TTM Technologies, Inc. (a)	485
		4,099
	Energy Equipment & Services - 2.6%
34	Grant Prideco, Inc. (a)	892
13	Oceaneering International, Inc. (a)	518
61	Patterson-UTI Energy, Inc.	1,708
67	Tetra Technologies, Inc. (a)	2,147
21	Universal Compression Holdings, Inc. (a)	743
35	Veritas DGC, Inc. (a)	976
		6,984
	Food & Staples Retailing - 1.0%
29	Central European Distribution Corp. (a)	1,068
50	Performance Food Group Co. (a)	1,509
		2,577
	Food Products - 0.4%
24	JM Smucker Co. (The)	1,108
	Health Care Equipment & Supplies - 7.3%
1	Adeza Biomedical Corp. (a)	17
20	Advanced Medical Optics, Inc. (a)	779
22	Advanced Neuromodulation Systems, Inc. (a)	861
31	Anika Therapeutics, Inc. (a)	361
15	Arrow International, Inc.	474
61	Arthrocare Corp. (a)	2,126
40	Aspect Medical Systems, Inc. (a)	1,195
46	Bruker BioSciences Corp. (a)	185
14	Cooper Cos., Inc. (The)	846
43	Cytyc Corp. (a)	957

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Health Care Equipment & Supplies - Continued
48	Hologic, Inc. (a)	$1,916
28	Immucor, Inc. (a)	822
27	Inamed Corp. (a)	1,782
50	Intralase Corp. (a)	972
8	Kensey Nash Corp. (a)	241
35	Kyphon, Inc. (a)	1,214
16	Laserscope (a)	680
16	Mine Safety Appliances Co.	745
24	Nektar Therapeutics (a)	411
43	PerkinElmer, Inc.	819
8	Resmed, Inc. (a)	508
16	Syneron Medical Ltd. (a)	599
33	VNUS Medical Technologies, Inc. (a)	391
28	Wright Medical Group, Inc. (a)	750
		19,651
	Health Care Providers & Services - 9.0%
26	Accredo Health, Inc. (a)	1,162
10	American Healthways, Inc. (a)	421
38	Apria Healthcare Group, Inc. (a)	1,316
13	Centene Corp. (a)	435
18	Community Health Systems, Inc. (a)	680
13	Covance, Inc. (a)	601
93	CryoLife, Inc. (a)	723
24	DaVita, Inc. (a)	1,073
14	HealthExtras, Inc. (a)	290
17	LabOne, Inc. (a)	684
26	LCA Vision, Inc.	1,262
17	LHC Group, Inc. (a)	317
23	Merge Technologies, Inc. (a)	440
23	Omnicare, Inc.	976
10	Pacificare Health Systems, Inc. (a)	690
56	Pediatrix Medical Group, Inc. (a)	4,135
43	Priority Healthcare Corp., Class B (a)	1,102
30	Psychiatric Solutions, Inc. (a)	1,437
25	Renal Care Group, Inc. (a)	1,146
30	SFBC International, Inc. (a)	1,140
9	Shamir Optical Industry Ltd. (Israel) (a)	149
26	United Surgical Partners International, Inc. (a)	1,354
74	VCA Antech, Inc. (a)	1,799
38	Ventiv Health, Inc. (a)	733
		24,065
	Hotels, Restaurants & Leisure - 5.5%
16	AFC Enterprises, Inc. (a)	214
38	Applebees International, Inc.	995
11	Argosy Gaming Co. (a)	494
27	Brinker International, Inc. (a)	1,071
38	California Pizza Kitchen, Inc. (a)	1,044
13	Choice Hotels International, Inc.	864
77	CKE Restaurants, Inc.	1,076
16	Ctrip.com International Ltd. (Cayman Islands) (ADR) (a)	827
92	La Quinta Corp. (a)	856

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Hotels, Restaurants & Leisure - Continued
27	Orient-Express Hotels Ltd. (Bermuda)	$868
9	Panera Bread Co., Class A (a)	571
15	PF Chang's China Bistro, Inc. (a)	891
38	Rare Hospitality International, Inc. (a)	1,156
16	Scientific Games Corp., Class A (a)	431
14	Station Casinos, Inc.	907
39	Texas Roadhouse, Inc., Class A (a)	1,342
35	Vail Resorts, Inc. (a)	969
		14,576
	Household Durables - 1.1%
25	Desarrolladora Homex S.A. de C.V. (Mexico) (ADR) (a)	680
19	Hovnanian Enterprises, Inc. (a)	1,206
44	Technical Olympic USA, Inc.	1,063
		2,949
	Household Products - 1.2%
39	Central Garden & Pet Co. (a)	1,911
67	Prestige Brands Holdings, Inc. (a)	1,303
		3,214
	Internet & Catalog Retail - 0.8%
42	Audible, Inc. (a)	736
17	Coldwater Creek, Inc. (a)	421
46	J. Jill Group, Inc. (The) (a)	631
15	Stamps.com, Inc. (a)	284
		2,072
	Internet Software & Services - 3.0%
108	aQuantive, Inc. (a)	1,921
8	Digital River, Inc. (a)	239
120	Digitas, Inc. (a)	1,363
48	Interwoven, Inc. (a)	358
25	Jupitermedia Corp. (a)	424
31	McAfee, Inc. (a)	799
42	Online Resources Corp. (a)	475
36	Openwave Systems, Inc. (a)	591
101	SkillSoft plc (Ireland) (ADR) (a)	347
168	SonicWALL, Inc. (a)	907
56	ValueClick, Inc. (a)	694
		8,118
	Investment Companies - 0.8%
46	Apollo Investment Corp.	843
22	iShares Russell 2000 Index Fund	1,390
		2,233
	IT Services - 4.2%
10	Anteon International Corp. (a)	433
36	BISYS Group, Inc. (The) (a)	535
57	CACI International, Inc., Class A (a)	3,591
39	Cognizant Technology Solutions Corp., Class A	1,829
36	Euronet Worldwide, Inc. (a)	1,044
6	Forrester Research, Inc. (a)	103
35	Gartner, Inc., Class A (a)	369
12	Global Payments, Inc.	807
24	Greenfield Online, Inc. (a)	293

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	IT Services - Continued
14	iPayment, Inc. (a)	$526
41	RightNow Technologies, Inc. (a)	490
100	Sapient Corp. (a)	795
22	Titan Corp. (a)	505
		11,320
	Leisure Equipment & Products - 0.4%
39	Nautilus Group, Inc.	1,109
	Machinery - 2.8%
9	Actuant Corp., Class A (a)	432
19	ASV, Inc. (a)	763
18	Bucyrus International, Inc.	699
24	Clarcor, Inc.	710
16	ESCO Technologies, Inc. (a)	1,593
29	Kaydon Corp.	796
14	Kennametal, Inc.	653
12	Middleby Corp.	634
39	TurboChef Technologies, Inc. (a)	693
19	Wabash National Corp.	468
		7,441
	Media - 1.7%
34	CKX, Inc. (a)	432
24	Cumulus Media, Inc., Class A (a)	281
87	Harris Interactive, Inc. (a)	423
71	Lions Gate Entertainment Corp. (Canada) (a)	729
24	Outdoor Channel Holdings, Inc. (a)	325
41	Playboy Enterprises, Inc., Class B (a)	524
28	Regal Entertainment Group, Class A	527
81	Spanish Broadcasting System, Class A (a)	808
47	World Wrestling Entertainment, Inc.	538
		4,587
	Metals & Mining - 1.1%
51	Alpha Natural Resources, Inc. (a)	1,215
11	Charles & Colvard Ltd. (a)	277
22	Massey Energy Co.	822
24	Steel Dynamics, Inc.	620
		2,934
	Multiline Retail - 0.1%
11	99 Cents Only Stores (a)	141
	Oil, Gas & Consumable Fuels - 3.4%
21	ATP Oil & Gas Corp. (a)	482
3	Bill Barrett Corp. (a)	86
68	Carrizo Oil & Gas, Inc. (a)	1,158
13	Energy Partners Ltd. (a)	335
31	KCS Energy, Inc. (a)	532
29	Plains Exploration & Production Co. (a)	1,023
47	Quicksilver Resources, Inc. (a)	2,992
31	Range Resources Corp.	842
17	Remington Oil & Gas Corp. (a)	621
16	Vintage Petroleum, Inc.	488
15	Whiting Petroleum Corp. (a)	543
		9,102

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Personal Products - 0.4%
17	Parlux Fragrances, Inc. (a)	$457
14	USANA Health Sciences, Inc. (a)	577
		1,034
	Pharmaceuticals - 2.9%
49	First Horizon Pharmaceutical Corp. (a)	937
62	IVAX Corp. (a)	1,337
24	Kos Pharmaceuticals, Inc. (a)	1,582
55	Medicines Co. (a)	1,290
23	Medicis Pharmaceutical Corp., Class A	719
29	Noven Pharmaceuticals, Inc. (a)	498
6	Par Pharmaceutical Cos, Inc. (a)	197
34	Penwest Pharmaceuticals Co. (a)	407
25	Salix Pharmaceuticals Ltd. (a)	439
16	Taro Pharmaceuticals Industries (Israel) (a)	456
		7,862
	Real Estate - 1.3%
12	American Financial Realty Trust (REIT)	177
25	BioMed Realty Trust, Inc. (REIT)	594
20	Mills Corp. (The) (REIT)	1,198
46	Ventas, Inc. (REIT)	1,386
		3,355
	Road & Rail - 0.9%
74	Landstar System, Inc. (a)	2,240
13	Werner Enterprises, Inc.	263
		2,503
	Semiconductors & Semiconductor Equipment - 5.9%
50	Actel Corp. (a)	700
38	ATMI, Inc. (a)	1,115
29	August Technology Corp. (a)	341
13	Cree, Inc. (a)	321
18	Cymer, Inc. (a)	466
42	DSP Group, Inc. (a)	993
40	Exar Corp. (a)	588
54	Integrated Circuit Systems, Inc. (a)	1,116
40	Intersil Corp., Class A	754
143	Microsemi Corp. (a)	2,693
53	O2Micro International Ltd. (Cayman Islands) (a)	746
29	PDF Solutions, Inc. (a)	384
37	Photronics, Inc. (a)	852
31	Power Integrations, Inc. (a)	664
60	PowerDsine Ltd. (a)	605
64	Rudolph Technologies, Inc. (a)	919
41	Semtech Corp. (a)	684
83	Silicon Image, Inc. (a)	853
8	Silicon Motion Technology	86
16	Standard Microsystems Corp. (a)	374
13	Tessera Technologies, Inc. (a)	445
		15,699
	Software - 5.8%
65	Agile Software Corp. (a)	410
114	Borland Software Corp. (a)	781

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Software - Continued
29		Cognos, Inc. (Canada) (a)	$1,003
18		Concur Technologies, Inc. (a)	193
81		Epicor Software Corp. (a)	1,063
21		Factset Research Systems, Inc.	765
17		Fair Isaac Corp.	635
42		Filenet Corp. (a)	1,067
13		Hyperion Solutions Corp. (a)	518
102		Informatica Corp. (a)	852
59		Jack Henry & Associates, Inc.	1,089
27		Jamdat Mobile, Inc. (a)	742
5		Magma Design Automation, Inc. (a)	44
22		Micromuse, Inc. (a)	122
58		Progress Software Corp. (a)	1,761
47		RSA Security, Inc. (a)	537
55		Secure Computing Corp. (a)	594
9		Sonic Solutions, Inc. (a)	167
14		Take-Two Interactive Software, Inc. (a)	365
11		Talx Corp.	321
27		THQ, Inc. (a)	796
32		VeriFone Holdings, Inc. (a)	525
30		Verint Systems, Inc. (a)	975
26		Verity, Inc. (a)	226
			15,551
		Specialty Retail - 5.5%
8		Advance Auto Parts, Inc. (a)	515
52		Aéropostale, Inc. (a)	1,730
38		AnnTaylor Stores Corp. (a)	929
59		Chico's FAS, Inc. (a)	2,014
28		Dick's Sporting Goods, Inc. (a)	1,069
17		DSW, Inc. (a)	429
27		Electronics Boutique Holdings Corp. (a)	1,714
24		Guitar Center, Inc. (a)	1,372
33		HOT Topic, Inc. (a)	639
10		Michaels Stores, Inc.	429
69		Petco Animal Supplies, Inc. (a)	2,014
24		Ross Stores, Inc.	681
15		Talbots, Inc.	497
17		Too, Inc. (a)	390
7		West Marine, Inc. (a)	130
			14,552
		Textiles, Apparel & Luxury Goods - 1.6%
44		Phillips-Van Heusen	1,448
10		Reebok International Ltd.	435
2		Volcom, Inc.	43
59		Warnaco Group, Inc. (The) (a)	1,366
41		Wolverine World Wide, Inc.	990
			4,282
		Thrifts & Mortgage Finance - 0.4%
25		Bankunited Financial Corp.	668
11		Harbor Bancshares, Inc.	408
-	(h)	New York Community Bancorp, Inc.	-	(h)
			1,076

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Trading Companies & Distributors - 0.2%
18	Hughes Supply, Inc.	$495
	Wireless Telecommunication Services - 0.2%
25	Nextel Partners, Inc. (a)	637
17	Syniverse Holdings, Inc. (a)	235
		872
	Total Long-Term Investments (Cost $218,934)	256,935
	Short-Term Investment - 3.6%
	Investment Company - 3.6%
9,483	JPMorgan Prime Money Market Fund (b) (Cost $9,483)	9,483
Total Investments - 99.8% (Cost $228,417)		266,418
Other assets in excess of liabilities - 0.2%		442
	NET ASSETS - 100.0%	$266,860

Percentages are based on net assets.

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - 97.0%
	Common Stocks - 97.0%
	Aerospace & Defense - 1.9%
8	AAR Corp. (a)	$127
21	Aviall, Inc. (a)	648
8	Curtiss-Wright Corp.	453
5	DRS Technologies, Inc.	267
12	Esterline Technologies Corp. (a)	489
36	Goodrich Corp.	1,458
6	Heico Corp.	143
15	Kaman Corp., Class A	278
102	Moog, Inc., Class A (a)	3,198
10	Orbital Sciences Corp. (a)	97
5	Triumph Group, Inc. (a)	167
		7,325
	Airlines - 0.3%
5	Alaska Air Group, Inc. (a)	149
11	Continental Airlines, Inc., Class B (a)	146
32	ExpressJet Holdings, Inc. (a)	276
26	Skywest, Inc.	467
		1,038
	Auto Components - 0.4%
12	Aftermarket Technology Corp. (a)	204
17	Hayes Lemmerz International, Inc. (a)	118
4	Keystone Automotive Industries, Inc. (a)	99
11	Sauer-Danfoss, Inc.	193
4	Stoneridge, Inc. (a)	24
5	Superior Industries International, Inc.	114
33	Tenneco Automotive, Inc. (a)	551
15	Visteon Corp.	88
		1,391
	Automobiles - 0.4%
45	Winnebago Industries, Inc.	1,474
	Biotechnology - 1.4%
4	Alexion Pharmaceuticals, Inc. (a)	101
9	Applera Corp. - Celera Genomics Group (a)	94
4	Cell Genesys, Inc. (a)	22
11	Cytokinetics, Inc. (a)	79
60	Genelabs Technologies (a)	30
4	Human Genome Sciences, Inc. (a)	49
156	Nabi Biopharmaceuticals (a)	2,381
4	Rigel Pharmaceuticals, Inc. (a)	84
102	Serologicals Corp. (a)	2,174
10	Telik, Inc. (a)	157
7	United Therapeutics Corp. (a)	318
		5,489
	Building Products - 0.7%
12	Apogee Enterprises, Inc.	189
10	Griffon Corp. (a)	211
27	Jacuzzi Brands, Inc. (a)	285

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Building Products - Continued
23		Lennox International, Inc.	$493
8		NCI Building Systems, Inc. (a)	266
16		Universal Forest Products, Inc.	680
9		USG Corp. (a)	374
4		Water Pik Technologies, Inc. (a)	67
7		York International Corp.	273
			2,838
		Capital Markets - 2.6%
84		Eaton Vance Corp.	2,018
1		Greenhill & Co., Inc.	20
8		Investment Technology Group, Inc. (a)	175
86		Jefferies Group, Inc.	3,255
8		LaBranche & Co., Inc. (a)	50
2		Luby's, Inc. (a)	28
3		Piper Jaffray Cos. (a)	94
156		Raymond James Financial, Inc.	4,408
			10,048
		Chemicals - 3.9%
91		Cambrex Corp.	1,727
1		Cytec Industries, Inc.	52
62		Engelhard Corp.	1,780
18		FMC Corp. (a)	1,027
12		Georgia Gulf Corp.	379
14		H.B. Fuller Co.	490
68		Headwaters, Inc. (a)	2,328
35		Hercules, Inc. (a)	499
-	(h)	Kronos Worlwide, Inc.	5
6		Minerals Technologies, Inc.	339
11		NewMarket Corp. (a)	157
104		PolyOne Corp. (a)	687
113		RPM International, Inc.	2,056
30		Scotts Miracle-Gro Co. (The), Class A (a)	2,143
-	(h)	Sensient Technologies Corp.	6
14		Terra Industries, Inc. (a)	97
5		Valhi, Inc.	86
25		Valspar Corp.	1,222
28		W.R. Grace & Co. (a)	220
18		Wellman, Inc.	183
			15,483
		Commercial Banks - 3.8%
5		ABC Bancorp	89
5		Amcore Financial, Inc.	158
20		Amegy Bancorp, Inc.	445
3		AmericanWest Bancorp (a)	62
1		BancFirst Corp.	44
1		Bank of the Ozarks, Inc.	20
3		Banner Corp.	70
2		Capital Corp. of the West	51
5		Capitol Bancorp Ltd.	161
5		Cathay General Bancorp	172
7		Central Pacific Financial Corp.	260
12		Chemical Financial Corp.	411

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Commercial Banks - Continued
3		City Holding Co.	$102
20		Colonial BancGroup, Inc. (The)	439
5		Columbia Banking System, Inc.	122
17		Community Bank System, Inc.	405
5		Community Trust Bancorp, Inc.	160
12		Cullen/Frost Bankers, Inc.	586
10		EuroBancshares, Inc. (a)	154
-	(h)	Financial Institutions, Inc.	2
6		First Bancorp	245
1		First Citizens BancShares, Inc., Class A	167
1		First Oak Brook Bancshares, Inc.	25
12		First Republic Bank	422
31		Gold Banc Corp., Inc.	450
1		Great Southern Bancorp, Inc.	19
15		Greater Bay Bancorp	382
50		Hanmi Financial Corp.	842
13		IBERIABANK Corp.	813
14		Independent Bank Corp./MA	398
15		Independent Bank Corp./MI	424
17		Irwin Financial Corp.	379
-	(h)	Lakeland Financial Corp.	4
-	(h)	MainSource Financial Group, Inc.	9
3		MB Financial, Inc.	120
4		MBT Financial Corp.	69
5		Mercantile Bank Corp.	219
12		Mid-State Bancshares	325
-	(h)	Nara Bancorp, Inc.	6
-	(h)	Old Second Bancorp, Inc.	6
73		Oriental Financial Group	1,117
2		Pacific Capital Bancorp	72
-	(h)	Peoples Bancorp, Inc.	11
7		Prosperity Bancshares, Inc.	186
9		Provident Bankshares Corp.	281
41		Republic Bancorp, Inc.	618
1		Republic Bancorp, Inc., Class A	26
-	(h)	Royal Bancshares of Pennsylvania	7
-	(h)	SCBT Financial Corp.	13
2		Security Bank Corp.	39
5		Simmons First National Corp., Class A	133
4		Southside Bancshares, Inc.	90
-	(h)	Southwest Bancorp, Inc.	4
6		State Financial Services Corp.	225
4		Sterling Bancshares, Inc.	62
10		Sterling Financial Corp.	222
10		Summit Bancshares, Inc.	168
3		Sun Bancorp, Inc. (a)	58
5		SVB Financial Group (a)	230
6		Taylor Capital Group, Inc.	216
11		Texas Regional Bancshares, Inc.	344
4		TriCo Bancshares	83
8		Umpqua Holdings Corp.	185
12		United Bancshares, Inc.	420

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Commercial Banks - Continued
26		West Coast Bancorp	$644
2		Western Sierra Bancorp (a)	61
			14,752
		Commercial Services & Supplies - 3.1%
79		Administaff, Inc.	1,875
102		Allied Waste Industries, Inc. (a)	809
20		Angelica Corp.	498
2		Banta Corp.	77
16		Century Business Services, Inc. (a)	66
-	(h)	Consolidated Graphics, Inc. (a)	16
-	(h)	CRA International, Inc. (a)	22
5		Dollar Financial Corp. (a)	52
4		Electro Rent Corp. (a)	65
11		Geo Group, Inc. (The) (a)	271
12		Imagistics International, Inc. (a)	328
11		Interpool, Inc.	235
15		John H. Harland Co.	585
42		Kelly Services, Inc., Class A	1,214
3		NCO Group, Inc. (a)	63
44		School Specialty, Inc. (a)	2,023
28		Spherion Corp. (a)	185
20		TeleTech Holdings, Inc. (a)	165
1		Tetra Tech, Inc. (a)	16
152		United Rentals, Inc. (a)	3,071
9		United Stationers, Inc. (a)	461
-	(h)	Vertrue, Inc. (a)	16
2		Viad Corp.	59
-	(h)	Volt Information Sciences, Inc. (a)	9
			12,181
		Communications Equipment - 1.5%
9		Arris Group, Inc. (a)	74
5		Bel Fuse, Inc., Class B	159
7		Black Box Corp.	230
6		C-COR, Inc. (a)	44
42		CIENA Corp. (a)	87
12		CommScope, Inc. (a)	216
7		Ditech Communications Corp. (a)	47
62		Emulex Corp. (a)	1,137
12		Inter-Tel, Inc.	225
23		MRV Communications, Inc. (a)	49
186		Powerwave Technologies, Inc. (a)	1,901
7		Redback Networks, Inc. (a)	47
6		SafeNet, Inc. (a)	196
16		Sycamore Networks, Inc. (a)	55
141		Symmetricom, Inc. (a)	1,458
10		UTStarcom, Inc. (a)	74
			5,999
		Computers & Peripherals - 0.6%
35		Adaptec, Inc. (a)	137
71		Brocade Communications Systems, Inc. (a)	274
7		Electronics for Imaging, Inc. (a)	151
23		Gateway, Inc. (a)	77

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Computers & Peripherals - Continued
12	Hutchinson Technology, Inc. (a)	$443
5	Hypercom Corp. (a)	32
5	Imation Corp.	175
3	Intergraph Corp. (a)	100
6	Komag, Inc. (a)	170
29	McData Corp. (a)	116
11	PalmOne, Inc. (a)	324
43	Quantum Corp. (a)	126
60	Silicon Graphics, Inc. (a)	43
		2,168
	Construction & Engineering - 0.6%
1	Dycom Industries, Inc. (a)	24
2	EMCOR Group, Inc. (a)	88
20	MasTec, Inc. (a)	179
60	Shaw Group, Inc. (The) (a)	1,282
6	URS Corp. (a)	235
8	Washington Group International, Inc. (a)	424
		2,232
	Construction Materials - 0.2%
4	Ameron International Corp.	150
4	Eagle Materials, Inc.	352
8	Texas Industries, Inc.	455
		957
	Consumer Finance - 1.4%
11	Advanta Corp.	318
87	AmeriCredit Corp. (a)	2,226
29	Cash America International, Inc.	575
12	CompuCredit Corp. (a)	401
2	Credit Acceptance Corp. (a)	30
18	Metris Cos., Inc. (a)	265
4	Student Loan Corp.	967
21	World Acceptance Corp. (a)	628
		5,410
	Containers & Packaging - 0.7%
13	Chesapeake Corp.	280
15	Crown Holdings, Inc. (a)	218
9	Greif, Inc., Class A	556
34	Pactiv Corp. (a)	723
6	Rock-Tenn Co., Class A	77
14	Silgan Holdings, Inc.	782
		2,636
	Diversified Financial Services - 0.3%
1	eSpeed, Inc. (a)	5
6	Financial Federal Corp.	240
13	GATX Corp.	462
20	Knight Capital Group, Inc. (a)	151
31	Technology Investment Capital Corp.	463
		1,321
	Diversified Telecommunication Services - 0.5%
17	Broadwing Corp. (a)	78
93	Cincinnati Bell, Inc.	398

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Diversified Telecommunication Services - Continued
4		Commonwealth Telephone Enterprises, Inc.	$147
22		CT Communications, Inc.	290
12		General Communication, Inc., Class A (a)	115
23		ITC Deltacom, Inc. (a)	19
5		North Pittsburgh Systems, Inc.	94
64		Premiere Global Services, Inc. (a)	725
18		Primus Telecom Group (a)	11
12		Talk America Holdings, Inc. (a)	117
19		Time Warner Telecom, Inc., Class A (a)	112
			2,106
		Electric Utilities - 2.7%
9		Black Hills Corp.	321
6		CH Energy Group, Inc.	277
11		Cleco Corp.	233
25		El Paso Electric Co. (a)	517
55		Idacorp, Inc.	1,691
112		PNM Resources, Inc.	3,214
103		Puget Energy, Inc.	2,417
2		UIL Holdings Corp.	108
31		Unisource Energy Corp.	962
17		WPS Resources Corp.	937
			10,677
		Electrical Equipment - 0.3%
11		A.O. Smith Corp.	281
12		Acuity Brands, Inc.	295
10		Encore Wire Corp. (a)	118
9		General Cable Corp. (a)	138
3		Genlyte Group, Inc. (a)	156
6		Regal-Beloit Corp.	169
			1,157
		Electronic Equipment & Instruments - 3.9%
195		Aeroflex, Inc. (a)	1,637
19		Agilysis, Inc.	294
7		Anixter International, Inc. (a)	268
2		Bell Microproducts, Inc. (a)	15
11		Benchmark Electronics, Inc. (a)	333
5		Brightpoint, Inc. (a)	120
179		Checkpoint Systems, Inc. (a)	3,175
17		CTS Corp.	203
5		Electro Scientific Industries, Inc. (a)	89
184		Flir Systems, Inc. (a)	5,496
-	(h)	Global Imaging Systems, Inc. (a)	3
5		MTS Systems Corp.	165
4		Newport Corp. (a)	55
59		Paxar Corp. (a)	1,045
5		Radisys Corp. (a)	86
51		Sanmina-SCI Corp. (a)	279
94		Symbol Technologies, Inc.	925
2		SYNNEX Corp. (a)	30
6		Sypris Solutions, Inc.	78
1		Trimble Navigation, Ltd. (a)	19

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Electronic Equipment & Instruments - Continued
5		TTM Technologies, Inc. (a)	$36
97		Vishay Intertechnology, Inc. (a)	1,146
			15,497
		Energy Equipment & Services - 1.4%
2		Cal Dive International, Inc. (a)	120
6		Hanover Compressor Co. (a)	70
5		Lone Star Technologies, Inc. (a)	228
7		NS Group, Inc. (a)	221
31		Oceaneering International, Inc. (a)	1,202
7		Offshore Logistics, Inc. (a)	220
18		Oil States International, Inc. (a)	446
7		RPC, Inc.	120
88		Superior Energy Services, Inc. (a)	1,558
31		TODCO, Class A (a)	783
6		Universal Compression Holdings, Inc. (a)	199
12		Veritas DGC, Inc. (a)	336
			5,503
		Food & Staples Retailing - 0.2%
6		Casey's General Stores, Inc.	115
8		Great Atlantic & Pacific Tea Co., Inc. (a)	229
2		Nash Finch Co.	77
3		Pantry, Inc. (The) (a)	128
11		Pathmark Stores, Inc. (a)	99
11		Smart & Final, Inc. (a)	140
			788
		Food Products - 0.5%
33		Chiquita Brands International, Inc.	895
10		Corn Products International, Inc.	242
5		Flowers Foods, Inc.	182
4		Gold Kist, Inc. (a)	84
2		J & J Snack Foods Corp.	126
5		Ralcorp Holdings, Inc.	198
4		Sanderson Farms, Inc.	200
			1,927
		Gas Utilities - 1.0%
9		Atmos Energy Corp.	245
22		New Jersey Resources Corp.	1,066
1		Nicor, Inc.	54
9		Northwest Natural Gas Co.	333
13		South Jersey Industries, Inc.	788
25		Southern Union Co. (a)	605
27		Southwest Gas Corp.	691
			3,782
		Health Care Equipment & Supplies - 1.6%
6		Analogic Corp.	292
4		Bio-Rad Laboratories, Inc., Class A (a)	261
11		Conmed Corp. (a)	338
69		Cooper Cos., Inc. (The)	4,224
-	(h)	Invacare Corp.	4
6		Kyphon, Inc. (a)	223
6		Mine Safety Appliances Co.	291

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Health Care Equipment & Supplies - Continued
12		Neurometrix, Inc. (a)	$246
6		Steris Corp.	147
-	(h)	SurModics, Inc. (a)	9
			6,035
		Health Care Providers & Services - 7.1%
32		Accredo Health, Inc. (a)	1,471
9		Alderwoods Group, Inc. (a)	128
11		Alliance Imaging, Inc. (a)	110
103		American Healthways, Inc. (a)	4,350
62		AMERIGROUP Corp. (a)	2,488
59		Beverly Enterprises, Inc. (a)	752
6		Computer Programs & Systems, Inc.	239
90		Covance, Inc. (a)	4,034
-	(h)	Coventry Health Care, Inc. (a)	-	(h)
6		Gentiva Health Services, Inc. (a)	107
79		Health Management Associates, Inc., Class A	2,063
18		Kindred Healthcare, Inc. (a)	709
5		LCA Vision, Inc.	247
4		Magellan Health Services, Inc. (a)	124
29		Manor Care, Inc.	1,148
58		Omnicare, Inc.	2,452
6		Parexel International Corp. (a)	113
9		Pediatrix Medical Group, Inc. (a)	669
15		Per-Se Technologies, Inc. (a)	309
100		Pharmaceutical Product Development, Inc. (a)	4,681
15		PSS World Medical, Inc. (a)	186
4		Res-Care, Inc. (a)	50
-	(h)	Sierra Health Services (a)	29
58		Stewart Enterprises, Inc.	377
22		Sunrise Senior Living, Inc. (a)	1,182
			28,018
		Hotels, Restaurants & Leisure - 1.8%
7		Ameristar Casinos, Inc.	183
5		Argosy Gaming Co. (a)	247
5		Aztar Corp. (a)	175
-	(h)	Bob Evans Farms, Inc.	2
13		Brinker International, Inc. (a)	500
52		CEC Entertainment, Inc. (a)	2,199
5		Isle of Capri Casinos, Inc. (a)	134
15		Jack in the Box, Inc. (a)	561
24		Landry's Restaurants, Inc.	716
9		Navigant International, Inc. (a)	125
7		O'Charley's, Inc. (a)	129
4		Papa John's International, Inc. (a)	160
1		Ryan's Restaurant Group, Inc. (a)	7
15		Six Flags, Inc. (a)	70
64		Sonic Corp. (a)	1,946
			7,154
		Household Durables - 5.3%
10		American Greetings, Class A	268
9		Applica, Inc. (a)	28
3		Beazer Homes USA, Inc.	166

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Household Durables - Continued
2		CSS Industries, Inc.	$58
3		Department 56, Inc. (a)	27
-	(h)	Furniture Brands International, Inc.	9
30		Harman International Industries, Inc.	2,473
81		Hovnanian Enterprises, Inc. (a)	5,255
12		Kimball International, Inc., Class B	156
5		La-Z-Boy, Inc.	77
62		Meritage Homes Corp. (a)	4,937
66		Snap-On, Inc.	2,267
43		Standard-Pacific Corp.	3,755
18		Technical Olympic USA, Inc.	439
15		Tupperware Corp.	346
19		WCI Communities, Inc. (a)	612
			20,873
		Household Products - 0.1%
13		Spectrum Brands, Inc. (a)	429
		Industrial Conglomerates - 0.1%
14		Walter Industries, Inc.	555
		Insurance - 5.7%
57		American Financial Group, Inc.	1,894
1		American Physicians Capital, Inc. (a)	33
14		Argonaut Group, Inc. (a)	321
-	(h)	Baldwin & Lyons, Inc.	8
4		Clark, Inc.	63
49		Commerce Group, Inc.	3,025
66		Delphi Financial Group, Inc.	2,913
6		Direct General Corp.	106
7		Infinity Property & Casualty Corp.	255
12		LandAmerica Financial Group, Inc.	712
5		Midland Co. (The)	183
49		Nationwide Financial Services, Inc.	1,842
-	(h)	Navigators Group, Inc. (a)	10
63		Philadelphia Consolidated Holdings Corp. (a)	5,348
6		Phoenix Cos., Inc. (The)	70
56		PMA Capital Corp., Class A (a)	490
1		ProAssurance Corp. (a)	25
21		Protective Life Corp.	878
5		RLI Corp.	210
17		Safeco Corp.	937
10		Safety Insurance Group, Inc.	331
10		Selective Insurance Group	491
5		State Auto Financial Corp.	146
13		Stewart Information Services Corp.	554
11		UICI	319
1		United Fire & Casualty Co.	27
8		Universal American Financial Corp. (a)	186
15		Zenith National Insurance Corp.	1,045
			22,422

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Internet & Catalog Retail - 0.6%
117		Insight Enterprises, Inc. (a)	$2,360
14		Systemax, Inc. (a)	92
			2,452
		Internet Software & Services - 0.4%
8		aQuantive, Inc. (a)	145
4		AsiaInfo Holdings, Inc. (a)	20
33		EarthLink, Inc. (a)	287
40		Homestore, Inc. (a)	81
3		Infospace, Inc. (a)	89
-	(h)	Internet Security Systems (a)	6
153		Ipass, Inc. (a)	927
9		United Online, Inc.	97
			1,652
		IT Services - 2.2%
24		BearingPoint, Inc. (a)	176
156		BISYS Group, Inc. (The) (a)	2,334
2		CACI International, Inc., Class A (a)	133
19		Ciber, Inc. (a)	150
101		Convergys Corp. (a)	1,431
5		Covansys Corp. (a)	69
16		Gartner, Inc., Class A (a)	173
49		Global Payments, Inc.	3,329
3		infoUSA, Inc. (a)	34
5		ManTech International Corp., Class A (a)	158
2		MAXIMUS, Inc.	60
22		Perot Systems Corp., Class A (a)	314
1		Safeguard Scientifics, Inc. (a)	1
2		Startek, Inc.	40
10		Sykes Enterprises, Inc. (a)	92
10		Tyler Technologies, Inc. (a)	77
			8,571
		Investment Companies - 1.1%
68		iShares Russell 2000 Value Index Fund	4,375
		Leisure Equipment & Products - 1.0%
25		JAKKS Pacific, Inc. (a)	474
243		K2, Inc. (a)	3,079
8		RC2 Corp. (a)	301
6		Steinway Musical Instruments, Inc. (a)	185
			4,039
		Machinery - 4.8%
6		Actuant Corp., Class A (a)	264
184		AGCO Corp. (a)	3,511
3		Astec Industries, Inc. (a)	70
16		Barnes Group, Inc.	530
31		Bucyrus International, Inc.	1,193
6		Cascade Corp.	242
6		CIRCOR International, Inc.	146
4		ESCO Technologies, Inc. (a)	353
6		Flowserve Corp. (a)	172
-	(h)	Gardner Denver, Inc. (a)	3

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Machinery - Continued
4		Greenbrier Cos., Inc.	$119
55		Harsco Corp.	2,987
37		JLG Industries, Inc.	1,017
6		Joy Global, Inc.	191
-	(h)	Kadant, Inc. (a)	9
11		Kennametal, Inc.	513
95		Mueller Industries, Inc.	2,574
2		NACCO Industries, Inc., Class A	257
11		Reliance Steel & Aluminum Co.	404
5		Tecumseh Products Co., Class A	132
26		Terex Corp. (a)	1,028
82		Timken Co.	1,886
15		Toro Co.	591
16		Valmont Industries, Inc.	421
8		Watts Water Technologies, Inc., Class A	271
			18,884
		Media - 1.4%
1		4Kids Entertainment, Inc. (a)	14
2		Arbitron, Inc.	82
2		Carmike Cinemas, Inc.	71
74		Charter Communications, Inc., Class A (a)	88
14		Insight Communications Co., Inc., Class A (a)	151
6		Journal Register Co. (a)	100
20		Lodgenet Entertainment Corp. (a)	337
14		Mediacom Communications Corp., Class A (a)	95
53		Primedia, Inc. (a)	214
-	(h)	ProQuest Co. (a)	13
4		R.H. Donnelley Corp. (a)	242
40		Radio One, Inc., Class D (a)	516
5		Saga Communications, Inc., Class A (a)	71
63		Scholastic Corp. (a)	2,440
105		Sinclair Broadcast Group, Inc., Class A	949
5		Valassis Communications, Inc. (a)	196
			5,579
		Metals & Mining - 0.6%
25		Commercial Metals Co.	591
14		NN, Inc.	171
4		Oregon Steel Mills, Inc. (a)	76
16		Quanex Corp.	822
4		Ryerson Tull, Inc.	51
5		Schnitzer Steel Industries, Inc.	111
16		Steel Dynamics, Inc.	428
			2,250
		Multi-Utilities - 1.5%
72		Avista Corp.	1,338
13		Energen Corp.	442
74		Oneok, Inc.	2,413
81		Sierra Pacific Resources (a)	1,013
28		Vectren Corp.	814
			6,020
		Multiline Retail - 0.1%
24		ShopKo Stores, Inc. (a)	581

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Oil, Gas & Consumable Fuels - 4.9%
155	Cabot Oil & Gas Corp.	$5,380
140	Chesapeake Energy Corp.	3,195
20	Cimarex Energy Co. (a)	784
12	Comstock Resources, Inc. (a)	309
7	Energy Partners Ltd. (a)	170
1	Giant Industries, Inc. (a)	32
6	Harvest Natural Resources, Inc. (a)	69
7	Houston Exploration Co. (a)	382
41	Southwestern Energy Co. (a)	1,931
29	Spinnaker Exploration Co. (a)	1,017
12	Stone Energy Corp. (a)	567
73	Swift Energy Co. (a)	2,622
19	Tesoro Corp.	865
14	Vintage Petroleum, Inc.	424
42	Whiting Petroleum Corp. (a)	1,525
		19,272
	Paper & Forest Products - 0.1%
13	Schweitzer-Mauduit International, Inc.	417
13	Wausau-Mosinee Paper Corp.	152
		569
	Pharmaceuticals - 0.6%
11	Adolor Corp. (a)	101
9	Alpharma, Inc., Class A	126
12	AtheroGenics, Inc. (a)	196
9	Auxilium Pharmaceuticals, Inc. (a)	42
80	AVANIR Pharmaceuticals, Class A (a)	225
8	Barr Pharmaceuticals, Inc. (a)	397
23	Cypress Bioscience, Inc. (a)	301
54	KV Pharmaceutical Co., Class B (a)	913
10	Palatin Technologies, Inc. (a)	18
5	Valeant Pharmaceuticals International	93
		2,412
	Real Estate - 6.2%
19	Affordable Residential Communities (REIT) (k)	250
5	Alexandria Real Estate Equities, Inc. (REIT)	360
42	American Financial Realty Trust (REIT)	652
24	American Home Mortgage Investment Corp. (REIT)	850
58	Anthracite Capital, Inc. (REIT)	681
6	Boykin Lodging Co. (REIT) (a)	78
19	Capital Automotive REIT (REIT)	740
5	Capital Trust, Inc., Class A (REIT) (k)	164
49	CarrAmerica Realty Corp. (REIT)	1,776
48	Entertainment Properties Trust (REIT)	2,222
41	Equity Inns, Inc. (REIT)	548
24	FelCor Lodging Trust, Inc. (REIT) (a)	345
5	First Potomac Realty Trust (REIT)	121
21	Gables Residential Trust (REIT)	908
17	Government Properties Trust, Inc. (REIT)	165
22	Impac Mortgage Holdings, Inc. (REIT)	407
47	Innkeepers USA Trust (REIT)	695
7	Jones Lang LaSalle, Inc. (a)	305
2	Kilroy Realty Corp. (REIT)	114

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Real Estate - Continued
12	LaSalle Hotel Properties (REIT)	$377
8	Levitt Corp., Class A	230
46	Lexington Corporate Properties Trust (REIT)	1,111
19	LTC Properties, Inc. (REIT)	397
17	Maguire Properties, Inc. (REIT)	485
73	Meristar Hospitality Corp. (REIT) (a)	624
17	MFA Mortgage Investments, Inc. (REIT)	130
30	Mid-America Apartment Communities, Inc. (REIT)	1,381
28	National Health Investors, Inc. (REIT)	772
5	New Century Financial Corp. (REIT)	260
6	Novastar Financial, Inc. (REIT)	215
7	Parkway Properties, Inc. (REIT)	335
19	Pennsylvania Real Estate Investment Trust (REIT)	907
20	Prentiss Properties Trust (REIT)	714
26	RAIT Investment Trust (REIT)	782
13	Saul Centers, Inc. (REIT)	483
29	Senior Housing Properties Trust (REIT)	541
32	SL Green Realty Corp. (REIT)	2,058
12	Sun Communities, Inc. (REIT)	457
8	Taubman Centers, Inc. (REIT)	288
1	Urstadt Biddle Properties, Inc., Class A (REIT)	19
18	Ventas, Inc. (REIT)	553
		24,500
	Road & Rail - 1.5%
3	Amerco, Inc. (a)	182
3	Arkansas Best Corp.	108
7	Covenant Transport, Inc., Class A (a)	94
46	CSX Corp.	1,954
13	Dollar Thrifty Automotive Group, Inc. (a)	509
18	Genesee & Wyoming, Inc., Class A (a)	498
9	Overnite Corp.	382
22	RailAmerica, Inc. (a)	258
15	SCS Transportation, Inc. (a)	258
57	Swift Transportation Co., Inc. (a)	1,316
8	U.S. Xpress Enterprises, Inc., Class A (a)	98
19	Werner Enterprises, Inc.	367
		6,024
	Semiconductors & Semiconductor Equipment - 0.7%
9	Actel Corp. (a)	127
7	AMIS Holdings, Inc. (a)	89
9	Amkor Technology, Inc. (a)	40
47	Applied Micro Circuits Corp. (a)	121
22	Axcelis Technologies, Inc. (a)	152
6	Cirrus Logic, Inc. (a)	30
5	Cohu, Inc.	102
21	Credence Systems Corp. (a)	194
7	DSP Group, Inc. (a)	160
20	Entegris, Inc. (a)	195
5	Exar Corp. (a)	73
13	Fairchild Semiconductor International, Inc. (a)	196
6	Genesis Microchip, Inc. (a)	102

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Semiconductors & Semiconductor Equipment - Continued
27		Integrated Device Technology, Inc. (a)	$293
8		Integrated Silicon Solutions, Inc. (a)	62
18		Lattice Semiconductor Corp. (a)	79
12		MKS Instruments, Inc. (a)	209
3		Mykrolis Corp. (a)	48
18		ON Semiconductor Corp. (a)	84
9		Photronics, Inc. (a)	208
9		Silicon Storage Technology, Inc. (a)	36
15		Skyworks Solutions, Inc. (a)	111
5		Standard Microsystems Corp. (a)	110
14		Vitesse Semiconductor Corp. (a)	30
			2,851
		Software - 0.7%
77		Cadence Design Systems, Inc. (a)	1,053
5		Epiphany, Inc. (a)	19
-	(h)	Magma Design Automation, Inc. (a)	3
6		NetIQ Corp. (a)	69
45		Parametric Technology Corp. (a)	285
8		Progress Software Corp. (a)	232
46		Sybase, Inc. (a)	852
3		Talx Corp.	98
			2,611
		Specialty Retail - 4.6%
17		Aaron Rents, Inc.	424
10		Aéropostale, Inc. (a)	344
30		Asbury Automotive Group, Inc. (a)	462
4		Build-A-Bear Workshop, Inc. (a)	87
4		Building Material Holding Corp.	277
12		Burlington Coat Factory Warehouse Corp.	499
180		Charming Shoppes, Inc. (a)	1,680
121		CSK Auto Corp. (a)	2,015
13		Dress Barn, Inc. (a)	303
6		Genesco, Inc. (a)	219
8		Jo-Ann Stores, Inc. (a)	211
-	(h)	Linens 'N Things, Inc. (a)	2
15		Lithia Motors, Inc., Class A	424
31		Men's Wearhouse, Inc. (a)	1,052
1		Movie Gallery, Inc.	21
12		Payless Shoesource, Inc. (a)	232
87		RadioShack Corp.	2,023
39		Regis Corp.	1,532
6		Rent-A-Center, Inc. (a)	133
18		Rent-Way, Inc. (a)	179
3		Sonic Automotive, Inc.	64
92		Sports Authority, Inc. (The) (a)	2,928
9		Stage Stores, Inc. (a)	375
87		Stein Mart, Inc.	1,921
11		Too, Inc. (a)	259
4		United Auto Group, Inc.	113
7		Zale Corp. (a)	228
			18,007

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares		Security Description	Value
		Long-Term Investments - Continued
		Textiles, Apparel & Luxury Goods - 2.0%
7		Brown Shoe Co., Inc.	$266
12		Kellwood Co.	315
6		Kenneth Cole Productions, Inc., Class A	177
6		Movado Group, Inc.	106
113		Phillips-Van Heusen	3,697
16		Quiksilver, Inc. (a)	257
125		Russell Corp.	2,553
7		Unifirst Corp.	292
			7,663
		Thrifts & Mortgage Finance - 3.7%
66		Accredited Home Lenders Holding Co. (a)	2,895
36		Astoria Financial Corp.	1,012
23		Bank Atlantic Bancorp, Inc., Class A	430
51		Bankunited Financial Corp.	1,371
99		Brookline Bancorp, Inc.	1,604
1		Commercial Capital Bancorp, Inc.	13
41		Commercial Federal Corp.	1,384
19		Corus Bankshares, Inc.	1,038
11		Dime Community Bancshares	171
14		Doral Financial Corp.	223
3		First Financial Holdings, Inc.	93
43		First Niagara Financial Group, Inc.	627
1		First Place Financial Corp.	18
6		FirstFed Financial Corp. (a)	334
12		Flagstar Bancorp, Inc.	221
15		Fremont General Corp.	362
-	(h)	ITLA Capital Corp. (a)	16
10		MAF Bancorp, Inc.	443
12		Ocwen Financial Corp. (a)	84
11		Partners Trust Financial Group, Inc.	112
16		R&G Financial Corp., Class B	282
22		Sterling Financial Corp. (a)	813
9		TierOne Corp.	231
29		W Holding Co., Inc.	297
5		WSFS Financial Corp.	263
			14,337
		Tobacco - 0.3%
33		Alliance One International, Inc.	201
21		Universal Corp.	937
			1,138
		Trading Companies & Distributors - 1.2%
48		Applied Industrial Technologies, Inc.	1,550
70		Watsco, Inc.	2,982
			4,532
		Water Utilities - 0.0% (g)
-	(h)	American States Water Co.	12
-	(h)	California Water Service Group	15
			27
		Wireless Telecommunication Services - 0.8%
143		American Tower Corp., Class A (a)	3,000
4		Centennial Communications Corp. (a)	54

See notes to financial statements.

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments (continued)

As of June 30, 2005 (unaudited)
(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments - Continued
	Wireless Telecommunication Services - Continued
31	Dobson Communications Corp.	$132
1	Remec, Inc. (a)	6
		3,192
	Total Long-Term Investments (Cost $288,715)	381,203
	Short-Term Investments - 3.2%
	Investment Companies - 3.1%
12,291	JPMorgan Prime Money Market Fund (b)	12,291

Principal
Amount

	U.S. Treasury Obligations - 0.1%
$325	U.S. Treasury Bill 1.88%, 11/30/05 (k)	323
	Total Short-Term Investments (Cost $12,614)	12,614
Total Investments - 100.2% (Cost $301,329)		393,817
Liabilities in excess of other assets - (0.2)%		(858)
	NET ASSETS - 100.0%	$392,959

Percentages are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 6/30/05 (USD)	Unrealized Appreciation (USD)
8	Russell 2000 Index	Sep-05	$2,509	$63

Abbreviations:

ADR  - American Depositary Receipt

REIT  - Real Estate Investment Trust

(a)  - Non-income producing security.

(b)  - Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(g)  - Amount rounds to less than 0.1%.

(h)  - Amount rounds to less than one thousand.

(k)  - Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

See notes to financial statements.

JPMorgan Funds

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

(Amounts in thousands, except per share amounts)

	Multi-Manager Small Cap Growth		Multi-Manager Small Cap Value
ASSETS:
Investments in non-affiliates, at value	$256,935		$381,526
Investments in affiliates, at value	9,483		12,291
Total Investment securities, at value	266,418		393,817
Cash	-	(a)	6
Receivables:
Investment securities sold	4,222		2,485
Fund shares sold	366		341
Interest and dividends	67		341
Prepaid expenses and other assets	2		1
Total Assets	271,075		396,991
LIABILITIES:
Payables:
Investment securities purchased	3,740		2,923
Fund shares redeemed	163		636
Variation margin on futures contracts	-		6
Accrued liabilities:
Investment advisory fees	185		219
Administration fees	22		33
Shareholder servicing fees	54		80
Custodian and accounting fees	23		59
Other	28		76
Total Liabilities	4,215		4,032
Net Assets	266,860		392,959
NET ASSETS:
Paid in capital	218,737		279,400
Accumulated undistributed (distributions in excess of) net investment income	(1,012)		(114)
Accumulated undistributed net realized gains (losses) from investments and futures	11,134		21,122
Net unrealized appreciation (depreciation) from investments and futures	38,001		92,551
Net Assets	$266,860		$392,959
Shares of benefical interest outstanding	18,038		21,297
Net asset value, redemption and offering price per share	$14.79		$18.45
Cost of investments	$228,417		$301,329

(a)  Amount rounds to less than $1,000.

See notes to financial statements.

JPMorgan Funds

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

(Amounts in thousands)
	Multi-Manager Small Cap Growth	Multi-Manager Small Cap Value
INVESTMENT INCOME:
Dividends	$664	$2,081
Dividend income from affiliates (a)	80	176
Interest income	63	168
Foreign taxes withheld	- (b)	(1)
Total investment income	807	2,424
EXPENSES:
Investment advisory fees	1,129	1,612
Administrative fees	158	226
Shareholder servicing fees	330	475
Custodian and accounting fees	41	49
Professional fees	56	59
Trustees' fees	12	16
Printing and mailing costs	12	13
Registration and filing fees	19	24
Transfer agent fees	29	36
Other	45	63
Total expenses before earnings credits	1,831	2,573
Less earnings credits	1	- (b)
Net expenses	1,830	2,573
Net investment income (loss)	(1,023)	(149)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FUTURES:
Realized gain (loss) on transactions from:
Investments	8,770	17,157
Futures	-	(36)
Net realized gain	8,770	17,121
Change in unrealized appreciation/depreciation on:
Investments	(14,474)	(3,748)
Futures	-	(38)
Net change in unrealized appreciation/depreciation	(14,474)	(3,786)
Net realized/unrealized gains (losses) on investments and futures	(5,704)	13,335
Net increase (decrease) in net assets resulting from operations	$(6,727)	$13,186
(a) Includes reimbursements of investment advisory, administration and shareholder servicing fees:	$17	$12
(b) Amount rounds to less than $1,000

See notes to financial statements.

JPMorgan Funds

Statement of Changes in Net Assets

(Amount in thousands)

	Multi-Manager Small Cap Growth		Multi-Manager Small Cap Value
	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,023)	$(2,725)	$(149)	$(958)
Net realized gain (loss) on investments and futures	8,770	6,117	17,121	19,451
Change in net unrealized appreciation/depreciation of investments and futures	(14,474)	17,856	(3,786)	44,144
Increase (decrease) in net assets from operations	(6,727)	21,248	13,186	62,637
DISTRIBUTIONS TO SHAREHOLDERS FROM:
From net realized gains on investment transactions	-	(3,750)	-	(16,590)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	32,900	147,378	50,604	194,785
Dividends reinvested	-	1,627	-	7,104
Cost of shares redeemed	(50,457)	(76,009)	(59,133)	(75,053)
Increase (decrease) in net assets from capital share transactions	(17,557)	72,996	(8,529)	126,836
NET ASSETS:
Total increase (decrease) in net assets	(24,284)	90,494	4,657	172,883
Beginning of period	291,144	200,650	388,302	215,419
End of period	$266,860	$291,144	$392,959	$388,302
Accumulated undistributed (distributions in excess of) net investment income	$(1,012)	$11	$(114)	$35
SHARES:
Issued	2,287	10,323	2,883	12,032
Reinvested	-	126	-	413
Redeemed	(3,505)	(5,376)	(3,354)	(4,598)
Change in capital shares	(1,218)	5,073	(471)	7,847

See notes to financial statements.

JPMorgan Funds

Financial Highlights

	Multi-Manager Small Cap Growth Fund					Multi-Manager Small Cap Value Fund
PER SHARE OPERATING PERFORMANCE:	Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04		2/28/03 (a) 12/31/03		Six Months Ended 6/30/05 (unaudited)	Year Ended 12/31/04		2/28/03 (a) 12/31/03
Net asset value, beginning of period	$15.12	$14.15		$10.00		$17.84	$15.47		$10.00
Investment operations:
Net Investment income (loss)	(0.06)	(0.16	)(b)	(0.11	)(b)	(0.01)	(0.05	)(b)	(0.02	)(b)
Net realized and unrealized gains (losses) on investments	(0.27)	1.33		4.86		0.62	3.20		5.81
Total from investment operations	(0.33)	1.17		4.75		0.61	3.15		5.79
Distributions:
Net investment income	-	-		-		-	-		-
Net realized gains	-	(0.20)		(0.60)		-	(0.78)		(0.32)
Total distributions	-	(0.20)		(0.60)		-	(0.78)		(0.32)
Net asset value, end of period	$14.79	$15.12		$14.15		$18.45	$17.84		$15.47
TOTAL RETURN (d)	(2.18%)	8.48%		47.78%		3.42%	20.61%		58.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (millions)	$267	$291		$201		$393	$388		$215
RATIOS TO AVERAGE NET ASSETS:
Net expenses (c)	1.39%	1.40%		1.40%		1.36%	1.40%		1.40%
Net investment income (loss) (c)	(0.78%)	(1.10%)		(1.02%)		(0.08%)	(0.32%)		(0.21%)
Expenses without waivers reimbursements and earnings credits (c)	1.39%	1.41%		1.56%		1.36%	1.41%		1.58%
PORTFOLIO TURNOVER RATE (d)	70%	170%		138%		34%	46%		34%

  (a)  Commencement of operations

  (b)  Calculated based upon average shares outstanding

  (c)  Annualized for periods less than one year

  (d)  Not annualized for periods less than one year

See notes to financial statements.

JPMorgan Funds

Notes to Financial Statements (unaudited)

1. Organization

JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund are series of JPMorgan Fleming Series Trust (the "Trust"), which was organized on December 24, 2002, as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments - Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services use statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

B. Restricted and Illiquid Securities - The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. Futures Contracts - The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2005, Multi-Manager Small Cap Value Fund had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

D. Security Transactions and Investment Income - Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

E. Allocation of Income and Expenses - Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

F. Federal Income Taxes - Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

G. Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Advisory Fees - Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. (the "Advisor") acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor allocates portions of the Funds' assets to sub-advisors and is responsible for monitoring and coordinating the overall management of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.85% based on each Fund's respective average daily net assets.

On May 20, 2005, shareholders of the Multi-Manager Small Cap Growth Fund approved a sub-advisory agreement by and between the Advisor and BlackRock Advisor, Inc. ("BlackRock").

BlackRock, J.&W. Seligman and Co. Incorporated ("Seligman"), UBS Global Asset Management (Americas) Inc. ("UBS Global AM") and Oberweis Asset Management, Inc. ("Oberweis") are the subadvisors for the Multi-Manager Small Cap Growth Fund. Each is responsible for the day-to-day investment decisions of its portion of this Fund. The allocation of the assets of the Multi-Manager Small Cap Growth Fund among BlackRock, Seligman, UBS Global AM and Oberweis is determined by the Advisor, subject to the review of the Board of Trustees. At June 30, 2005, the allocation of assets was 19%, 32%, 33%, and 16%, respectively. The Advisor, not the Fund, will pay the subadvisers at an annual rate of 0.55% of the average daily allocated net assets for their services.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

EARNEST Partners, LLC ("EARNEST") and ICM Asset Management, Inc. ("ICM") are the sub-advisors for the Multi-Manager Small Cap Value Fund. The Advisor also directly manages a portion of the Fund. Each is responsible for the day-to-day investment decisions of its portion of this Fund. The allocation of the assets of the Multi-Manager Small Cap Value Fund among EARNEST, ICM and the Advisor is determined by the Advisor, subject to the review of the Board of Trustees. At June 30, 2005, the allocation of assets was 40%, 22% and 38%, respectively. The Advisor, not the Fund, will pay the subadvisers at an annual rate of 0.55% of the average daily allocated net assets for their services.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

B. Administration Fees - Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. ("JPMFM", the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, began providing certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

Prior to February 19, 2005, JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly owned subsidiary of JPMorgan, served as the Funds' Administrator subject to the same fee agreements.

Effective July 1, 2005, J.P. Morgan Investor Services Co. ("JPMIS"), a wholly owned subsidiary of JPMorgan, began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to JPMFM as Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to JPMFM or JPMCB as Administrator.

C. Distribution Fees - Effective February 19, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensations in its capacity as the Funds' underwriter.

Prior to February 19, 2005, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly-owned subsidiary of The BISYS Group, Inc., served as the Funds' exclusive underwriter. JPMFD received no compensation in its capacity as the Funds' underwriter.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

D. Shareholder Servicing Fees - Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to financial intermediaries for performing such services.

Prior to February 19, 2005, JPMCB served as the Funds' Shareholder Servicing Agent. JPMCB was subject to the same fee rates disclosed above.

E. Custodian and Fund Accounting Fees - JPMCB provides portfolio custody and fund accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. Waivers and Reimbursements - The Advisor, Administrator and Distributor (as the Funds' shareholder servicing agent) have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.40% of the Funds' respective average daily net assets.

The contractual expense limitation agreements were in effect for the six months ended June 30, 2005. The expense limitation percentages in the table above are due to expire April 30, 2006.

G. Other - Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/ dealers. For the period ended June 30, 2005, Multi-Manager Small Cap Value Fund incurred approximately $1,000 in brokerage commissions with brokers/ dealers affiliated with JPMorgan. Multi-Manager Small Cap Growth Fund did not incur brokerage commissions with brokers/ dealers affiliated with JPMorgan.

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Fund	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Multi-Manager Small Cap Growth Fund	$184,649	$210,090
Multi-Manager Small Cap Value Fund	128,102	136,137

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

	Aggregate cost	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation)
Multi-Manager Small Cap Growth Fund	$228,417	$48,559	$10,558	$38,001
Multi-Manager Small Cap Value Fund	301,329	97,863	5,375	92,488

6. Borrowings

Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (formerly One Group Mutual Funds) and may be relied upon by the Funds because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940).

In addition, effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Prior to February 18, 2005, the Funds were allowed to borrow money for temporary or emergency purposes, pursuant to a Line of Credit dated April 17, 2003. This agreement enabled the Funds to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and a syndicate of banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated as of February 18, 2005.

As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

8. Subsequent events

On August 10, 2005, J.P. Morgan Investment Management, Inc. ("JPMIM"), the investment advisor to the JPMorgan Multi-Manager Small Cap Value Fund, gave notice to ICM Asset Management, Inc. ("ICM") of its intention to terminate JPMIM's subadvisory agreement with ICM, effective as of October 10, 2005.

A special meeting of shareholders of the JPMorgan Multi-Manager Small Cap Value Fund (the "Meeting") is scheduled to be held on October 14, 2005. Shareholders of record of the JPMorgan Multi-Manager Small Cap Value Fund (the "Fund") at the close of business on July 29, 2005 are entitled to vote at the Meeting.

At the Meeting, shareholders of the Fund will be asked to approve three new investment subadvisory agreements between JPMIM and each of the following sub-advisers: First Quadrant L.P., Vaughan Nelson Investment Management, L.P., and Advisory Research, Inc. If the new subadvisory agreements are approved at the

JPMorgan Funds

Notes to Financial Statements (unaudited) (continued)

Meeting, First Quadrant L.P., Vaughan Nelson Investment Management, L.P., and Advisory Research, Inc. will join EARNEST Partners, LLC, as subadvisers to the Fund.

A definitive proxy statement to approve the three new sub-advisory agreements between JPMIM and each of First Quadrant L.P., Vaughan Nelson Investment Management, L.P., and Advisory Research, Inc. is expected to be mailed to shareholders of record on or about September 7, 2005.

JPMorgan Funds

Board Review of Subadvisory Agreement (unaudited)

Board Review of BlackRock Advisors, Inc. Subadvisory Agreement for the JPMorgan Multi-Manager Small Cap Growth Fund:

The Board was presented with information demonstrating that the terms of the Subadvisory Agreement are fair to, and in the best interests of, the Multi-Manager Small Cap Growth Fund and its shareholders.

In considering the Subadvisory Agreement, the Trustees had before them information to evaluate the experience of BlackRock's key personnel in portfolio management, the quality of services BlackRock is expected to provide to the Multi-Manager Small Cap Growth Fund, and the compensation proposed to be paid to BlackRock. The Trustees gave equal consideration to all factors deemed to be relevant to the Multi-Manager Small Cap Growth Fund, including, but not limited to the following:

•  The Trustees reviewed the Subadvisory Agreement, pursuant to which BlackRock will manage the Multi-Manager Small Cap Growth Fund's assets allocated to it (the "Subadviser Assets") subject to the general supervision of the Trustees, in accordance with the Multi-Manager Small Cap Growth Fund's investment objective, policies, and restrictions, in compliance with requirements applicable to registered investment companies, and such other limitations as JPMIM may institute. BlackRock will make investment decisions for its Subadviser Assets, place purchase and sale orders for portfolio transactions for its Subadviser Assets, and employ professional portfolio managers and securities analysts to provide research services to its Subadviser Assets. BlackRock will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of its Subadviser Assets. In addition, BlackRock will (i) regularly report to the Trustees and JPMIM with respect to its implementation of the investment program, compliance matters and other topics requested by the Trustees or JPMIM, (ii) consult with the Multi-Manager Small Cap Growth Fund's pricing agent regarding the valuation of securities for which market quotations are not readily available, and (iii) provide information about other accounts managed by BlackRock that have investment objectives, policies, and strategies substantially similar to those employed by BlackRock for the Multi-Manager Small Cap Growth Fund. The Trustees also considered the quality of the investment research capabilities of BlackRock and the other resources BlackRock has dedicated to performing services for the Multi-Manager Small Cap Growth Fund.

•  The Trustees examined BlackRock's historical performance and risk characteristics in the small-cap growth category against its benchmark index over the one-quarter, one-year and since-inception periods ended December 31, 2004.

See notes to financial statements.

JPMorgan Funds

Board Review of Subadvisory Agreement (unaudited)

•  The Trustees considered the investment subadvisory fee rate to be paid by JPMIM to BlackRock against the subadvisory fees charged by other subadvisers with investment objectives similar to those of BlackRock.

The Board determined that (i) the subadvisory services offered by BlackRock could reasonably be expected to complement the services provided by the Multi-Manager Small Cap Growth Fund's other subadvisers in a manner that would be consistent with and further its "manager of managers" strategy, (ii) the investment performance history of BlackRock's portfolio management team was favorable on an absolute and relative basis, (iii) BlackRock has experience in managing investment company assets and that BlackRock's portfolio management team has demonstrated its ability to adhere to compliance procedures, and (iv) the fees for the advisory services to be rendered by BlackRock are fair and reasonable in light of the usual and customary charges made by others offering the same or similar services.

Proxy Voting

A Special Meeting of Shareholders of JPMorgan Multi-Manager Small Cap Growth Fund, a series of J.P. Morgan Fleming Series Trust, was held on May 20, 2005, at 522 Fifth Avenue, 6th Floor, New York, New York 10036 for purposes of asking shareholders to consider the following proposal: To approve a sub-advisory agreement between J.P. Morgan Investment Management Inc. and BlackRock Advisors, Inc. ("BlackRock").

To approve BlackRock as a sub-advisor to JPMorgan Multi-Manager Small Cap Growth Fund. A majority of shareholders approved the election of BlackRock by the following votes:

	For	Against	Abstain
Multi-Manager Small Cap Growth Fund	12,926,953	-	5,780,190

See notes to financial statements.

JPMorgan Funds

Trustees (unaudited)

Name (Year of Birth); Positions with the Trust (Since)	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex(1) Overseen by Trustee	Other Directorships Held Outside JPMorgan Funds Complex
Non-Interested Trustees

Cheryl Ballenger (1956); Chairperson (since 2004) and Trustee (since 2003)	Mathematics Teacher, Vernon Hills High School (August 2004-Present); Mathematics Teacher, Round Lake High School (2003-2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	13	None

Jerry B. Lewis (1939); Trustee (since 2004)	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer's Office, Controller's Office, Auditing and Corporate Strategy)	13	None

John R. Rettberg (1937); Trustee (since 2003)	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	13	None

Ken Whipple (1934); Trustee (since 2003)	Chairman (1999-Present) and CEO (1999-2004), CMS Energy	13	Director of AB Volvo and Korn Ferry International (executive recruitment)

Interested Trustees

John F. Ruffle(2) (1937); Trustee (since 2003)	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	13	Trustee of John Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

(1)A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve includes 4 investment companies.

(2)The Board has designated Mr. Ruffle an "interested person" at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.

(3)The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMorgan Funds

Officers (unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)	Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2005)*	Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)	Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial's asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2005)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005;Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*	Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Ellen W. O'Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O'Brien has served in this capacity since joining the firm in 1991.

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)	Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (2005), Assistant Treasurer	Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

JPMorgan Funds

Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
June 30, 2005 (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

JPMorgan Funds

Schedule of Shareholder Expenses
Hypothetical $1,000 Investment at Beginning of Period
June 30, 2005 (unaudited)

Fund	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period January 1, to June 30, 2005 (a)	Annualized Expense Ratio
Multi-Manager Small Cap Growth Fund
Actual	$1,000	$978	$6.82	1.39%
Hypothetical	$1,000	$1,018	$6.95	1.39%
Multi-Manager Small Cap Value Fund
Actual	$1,000	$1,034	$6.86	1.36%
Hypothetical	$1,000	$1,018	$6.80	1.36%

  (a)  Expenses are equal to the respective Funds' annualized expense ratio in the table above multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

SEMI-ANNUAL REPORT

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center
6112 W. 73rd Street
Bedford Park, IL 60638

© J.P. Morgan Chase & Co., 2005 All Rights Reserved. August 2005

SAN-MULTI-605

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

J.P. Morgan Investors Services Co. began serving as the sub-administrator and, in such capacity, assisted with financial reporting for the period covered by this report. (JPMorgan Funds Management, Inc. (formerly known as One Group Administrative Services, Inc.) began serving as the Registrant’s Administrator effective February 19, 2005.) The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Series Trust

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
September 7, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
September 7, 2005